Accounts receivable, net - Movement of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year	¥ 13,905	¥ 6,887	¥ 0
Additions	13,875	9,951	6,887
Reversal	(10)	(2,426)	0
Write-off	(2,316)	(507)	0
Balance at the end of the year	¥ 25,454	¥ 13,905	¥ 6,887